Stockholders' Equity (Deficit) - Summary of Warrants Outstanding and Related Prices (Details) (10-Q) - $ / shares	9 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Equity [Abstract]
Warrants Outstanding, Exercise Price	$ 1.50
Warrants Outstanding, Number Outstanding	125,000		5,052,497	6,169,497
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	5 months 16 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.50
Warrants Exercisable, Number Exercisable	125,000
Warrants Exercisable, Weighted Average Exercise Price	$ 1.50